PIONEER
                                     -------
                                    TAX FREE
                                     INCOME
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/02

                                [PIONEER LOGO](R)

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                                                      1

Portfolio Summary                                                              2

Performance Update                                                             3

Portfolio Management Discussion                                                6

Schedule of Investments                                                        9

Financial Statements                                                          19

Notes to Financial Statements                                                 25

Trustees, Officers and Service Providers                                      29

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 6/30/02
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------

All the negatives that have weighed on the market - weak corporate earnings, high-profile business scandals, and an ambiguous economic outlook - have one thing in common: None of them is likely to be permanent. It would also be a mistake to believe that the current run of bad news is somehow unique. In recent years, other headlines have rattled investors - 1987's market meltdown, the Gulf War, currency crises in Asia and Russia, and, of course, September 11. On each occasion, frustrated investors cashed in their holdings, hoping to resume investing in better times. But only hindsight shows us the best times to be in or out of the market.

As successful professional investors with 74 years of experience caring for our clients' assets through declines and recoveries, we are sure of one thing: Like its predecessors, this downtrend began without the ringing of a bell and will end the same way. So rather than turn our backs when the news is bad, we search for attractive investments every day.

Be guided by your needs, not by the news

Just like the events I mentioned earlier, today's unsettling headlines may be distant memories by the time you need to pay tuition bills or face the real costs of living in retirement. That's why, like us, you should keep your eyes on the future and not on the evening news.

Toward that end, your financial advisor can offer needed perspective and useful experience in times of market volatility. Your advisor can keep you focused on your goals and discuss adjustments to your investment program if you aren't comfortable with the choices you made earlier. And if tuition bills and retirement are in fact upon you, all the more reason for working more closely with your financial advisor.

The first retirement plan for owner-only businesses

Pioneer has designed a unique retirement program exclusively for one-person businesses. Pioneer Uni-K Plan(SM) is the first-of-its-kind 401(k) plan designed exclusively for owner-only businesses, whether full- or part-time. It could be ideal for your retirement planning, especially if you want to maximize contributions. Uni-K also offers other key advantages: you can consolidate your other retirement plan assets into your Uni-K plan, and loans are available. Ask your financial advisor for further details.

All of us at Pioneer thank you for your continued business.

Respectfully,


/s/ Daniel T. Geraci

Daniel T. Geraci
Pioneer Investment Management, Inc.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/02
--------------------------------------------------------------------------------

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed materials.]

AAA                46.1%
AA                 10.6%
A                  18.7%
BBB                13.0%
BB & Lower          8.0%
Commercial Paper    3.6%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed materials.]

0-1 Year            3.7%
1-3 Years           1.9%
3-6 Years          12.0%
6-8 Years          19.3%
8-10 Years         19.0%
10+ Years          44.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

 1. Washington State Public Power Supply System Nuclear Project No. 3
    Revenue, 7.125%, 7/1/16                                                     3.91%
 2. Massachusetts State Water Resource Authority, 6.5%, 7/15/19                 2.96
 3. Nebraska Investing Finance Authority Single Family Mortgage Revenue,
    10.301%, 3/1/26                                                             2.93
 4. Florida State Mid-Bay Bridge Authority Revenue, 6.875%, 10/1/22             2.53
 5. Montana State Health Facility Authority, 9.183%, 2/25/25                    2.33
 6. District of Columbia Tobacco Settlement Financing Corp., 6.5%, 5/15/33      2.21
 7. Tobacco Settlement Revenue Management, 6.375%, 5/15/28                      2.18
 8. Tobacco Settlement Financing Corp. Revenue, 5.875%, 5/15/39                 1.98
 9. Lowndes County MS Solid Waste Disposal & Pollution Control Revenue,
    6.8%, 4/1/22                                                                1.92
10. Tobacco Settlement Authority of Iowa, 5.6%, 6/1/35                          1.90

Fund holdings will vary for other periods.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/02                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------
Net Asset Value
per Share                 6/30/02     12/31/01
                          $11.62      $11.47

Distributions per Share   Income      Short-Term      Long-Term
(12/31/01 - 6/30/02)      Dividends   Capital Gains   Capital Gains
                          $0.265           --              --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment in Pioneer Tax Free Income Fund at public offering price, compared to the growth of the Lehman Brothers Municipal Bond Index.

----------------------------------------------------
Average Annual Total Returns
(As of June 30, 2002)

                   Net Asset         Public Offering
Period               Value               Price*
10 Years             5.95%                5.46%
5 Years              5.34                 4.36
1 Year               5.32                 0.60
----------------------------------------------------

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

              Lehman Brothers        Pioneer Tax Free
           Municipal Bond Index        Income Fund*

6/92               10000                    9550
                   10453                    9970
6/93               11737                   11264
                   11130                   10546
                   13073                   12320
6/96               13652                   12760
                   14910                   13901
                   15876                   14762
6/99               15548                   14129
                   17363                   15772
                   18254                   16423
6/02               19099                   17023

The Lehman Brothers Municipal Bond Index is a widely recognized, unmanaged measure of approximately 15,000 municipal bonds. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/02                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------
Net Asset Value
per Share                 6/30/02     12/31/01
                          $11.53      $11.39

Distributions per Share   Income      Short-Term      Long-Term
(12/31/01 - 6/30/02)      Dividends   Capital Gains   Capital Gains
                          $0.224           --              --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to the growth of the Lehman Brothers Municipal Bond Index.

----------------------------------------
Average Annual Total Returns
(As of June 30, 2002)
                      If          If
Period               Held      Redeemed*
Life-of-Class
(4/28/95)            4.99%       4.99%
5 Years              4.53        4.37
1 Year               4.51        0.54
----------------------------------------

*  Reflects deduction of the maximum applicable contingent deferred sales charge
   (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

              Lehman Brothers        Pioneer Tax Free
           Municipal Bond Index        Income Fund*

4/95               10000                   10000
                   10957                   10794
6/96               11443                   11081
                   12497                   11985
                   13307                   12635
6/99               13032                   12002
                   14553                   13296
                   15300                   13745
6/02               16608                   14188

The Lehman Brothers Municipal Bond Index is a widely recognized, unmanaged measure of approximately 15,000 municipal bonds. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/02                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------
Net Asset Value
per Share                 6/30/02     12/31/01
                          $11.46      $11.31

Distributions per Share   Income      Short-Term      Long-Term
(12/31/01 - 6/30/02)      Dividends   Capital Gains   Capital Gains
                          $0.227           --              --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Tax Free Income Fund at public offering price, compared to the growth of the Lehman Brothers Municipal Bond Index.

-----------------------------------------------
Average Annual Total Returns
(As of June 30, 2002)
                   Net Asset    Public Offering
Period               Value        Price/CDSC*
Life-of-Class
(1/31/96)            4.30%           4.15%
5 Years              4.54            4.33
1 Year               4.59            3.52
-----------------------------------------------

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

              Lehman Brothers        Pioneer Tax Free
           Municipal Bond Index        Income Fund*

1/96               10000                    9900
6/96               10364                   10121
                   11319                   10963
                   12052                   11548
6/99               11803                   10979
                   13181                   12141
                   13858                   12552
6/02               14499                   12974

The Lehman Brothers Municipal Bond Index is a widely recognized, unmanaged measure of approximately 15,000 municipal bonds. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/02
--------------------------------------------------------------------------------

During the six-month period ended June 30, 2002, investors in tax-free income securities benefited from relatively high tax-free yields and renewed investor interest in municipal securities. In contrast to stocks, which had a difficult six months, municipal securities produced relatively strong results. David Eurkus, a member of Pioneer's fixed-income management team, discusses some of the factors that had an impact on the municipal bond market and your Fund.

Q:    How did the Fund perform during the period?

A. For the six-month period ended June 30, 2002, Pioneer Tax Free Income Fund's Class A shares generated a 3.65% total return (based on net asset value), Class B shares produced 3.22% and Class C shares 3.36%. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, ended the period with a 4.63% return. Your Fund's emphasis on lower-quality bonds, which tend to be more volatile than higher-quality bonds, was the main reason for its underperformance relative to its benchmark. The Fund continued to provide a steady stream of tax-free income. Class A shares generated a 30-day SEC tax-free yield of 4.31% as of June 30, 2002. This translates into a taxable equivalent yield of 7.02%, based on the maximum federal income tax rate of 38.6%.

Q: What was the investment environment like for municipal bonds during the period?

A. Your Fund was managed in a difficult investment environment, as geopolitical problems, concerns about the pace of the economic recovery and corporate governance issues weighed on the financial markets. During the first quarter of 2002, it appeared that economic growth was relatively strong, and first quarter gross domestic product (GDP) came in at a 6.1% annual rate. As time went on, however, economic data was mixed, and investors became concerned that the pace of the economic recovery was slowing. While the Federal Reserve took no action on interest rates, market rates declined and the yield curve steepened. This means that yields on short-term bonds fell more than yields on long-term bonds. Municipal bonds performed well in this environment because declining interest rates boosted prices on existing

Pioneer Tax Free Income Fund

      bonds. These bonds also benefited from a significant downturn in the equity markets. As stock prices declined, investors sought the relative safety and tax-free income that municipal securities can provide. The increase in demand for municipal bonds was also positive for bond prices.

Q:    How did you manage the Fund in this environment?

A. We continued to enhance the yield and income stream in the Fund by investing in various opportunistic sectors of the municipal market, such as transportation, health care and education. We also invested in tobacco financial settlement bonds which are issued by states and backed by cash settlements from tobacco company lawsuits. This area provided substantial opportunity to increase income and total return. In addition, we kept the Fund's duration relatively long. (Expressed in years, duration measures a bond's price sensitivity to changes in interest rates. A shorter duration is advantageous when interest rates rise while a longer duration benefits a bond's price when interest rates decline.)

Q: Why are there more revenue bonds than general obligation bonds in the portfolio?

A. Interest and principal payments on revenue bonds are derived from the particular asset that the bond was issued to finance. For example, a bond issued to finance a college would be paid from the tuition and fees that the college collects. Interest and principal on general obligation bonds are paid from the financial resources and taxing power of the municipality that issues them. Because of the economic downturn, revenues going into municipal coffers have contracted. As a result, we believe the general obligation bonds issued by certain states are more vulnerable to potential downgrades in credit quality.

Q: This year there was a record supply of new issuance of municipal securities. Why?

A. The reduction of revenues from state, sales and income taxes that has resulted from the slower economy has caused issuers

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/02                              (continued)
--------------------------------------------------------------------------------

      in certain states to borrow in the credit markets. Also, the historically low short-term interest-rate environment has given existing debt issuers an opportunity to refinance older, high-coupon debt the same way home owners refinance their mortgages when interest rates decline.

Q:    What is your outlook over the next six months?

A. Our outlook for less credit-sensitive fixed-income assets, such as municipal bonds, is favorable. We believe that muted economic growth, continued low inflation and weak corporate profits will continue to provide investors with reasons to direct their capital to investments that emphasize asset preservation and predictable income.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/02 (unaudited)
--------------------------------------------------------------------------------

                 S&P/
  Principal    Moody's
    Amount     Ratings                                                         Value
                        TAX EXEMPT OBLIGATIONS - 96.3%
                        Alaska - 1.3%
 $5,000,000     Aa3/A+  Northern Tobacco Securitization Corp., 5.5%,
                          6/1/29                                          $4,556,400
                                                                          ----------
                                                                          $4,556,400
                                                                          ----------
                        Arizona - 1.4%
  1,000,000    AAA/Aaa  Maricopa County School District, 7.0%, 7/1/07     $1,156,830
  1,000,000    AAA/Aaa  Maricopa County School District, 7.0%, 7/1/08      1,156,830
  2,400,000    AAA/Aaa  Scottsdale Memorial Hospital, 5.5%, 9/1/12         2,677,104
                                                                          ----------
                                                                          $4,990,764
                                                                          ----------
                        California - 1.7%
  2,980,000    BB+/Ba3  Los Angeles California Apartments, 6.35%,
                          11/1/25                                         $2,763,622
  1,000,000     NR/NR   Los Angeles California Apartments, 7.5%,
                          12/1/24                                            961,220
  2,565,000     BB/B1   Los Angeles California Apartments, 7.5%,
                          12/1/24                                          2,494,411
                                                                          ----------
                                                                          $6,219,253
                                                                          ----------
                        Colorado - 1.8%
    230,000     NR/Aa2  Colorado Housing Finance Authority, Series A-3,
                          7.0%, 11/1/16                                   $  242,622
    230,000     NR/Aa2  Colorado Housing Finance Authority, Series C-2,
                          7.45%, 6/1/17                                      240,242
    425,000     NR/Aa2  Colorado Housing Finance Authority, Series B-2,
                          7.45%, 11/1/27                                     442,489
  1,040,000     NR/Aa2  Colorado Housing Finance Authority, Series B-3,
                          6.55%, 5/1/25                                    1,105,270
  3,575,000    AAA/Aaa  Douglas County School District Region 1, 7.0%,
                          12/15/13                                         4,456,095
                                                                          ----------
                                                                          $6,486,718
                                                                          ----------
                        Connecticut - 0.3%
     35,000     AA/Aa3  Connecticut State General Obligation, 6.0%,
                          10/1/04                                         $   38,116
  1,000,000     AA/NR   Connecticut State Health & Education, 5.5%,
                          7/1/17                                           1,064,600
                                                                          ----------
                                                                          $1,102,716
                                                                          ----------


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/02 (unaudited)                          (continued)
--------------------------------------------------------------------------------

                  S&P/
  Principal     Moody's
    Amount      Ratings                                                              Value
                          District of Columbia - 2.1%
 $7,500,000      A+/A1    District of Columbia Tobacco Settlement Financing
                            Corp., 6.5%, 5/15/33                               $ 7,630,275
                                                                               -----------
                                                                               $ 7,630,275
                                                                               -----------
                          Florida - 5.7%
  7,000,000      AAA/NR   Florida State Mid-Bay Bridge Authority, 6.875%,
                            10/1/22                                            $ 8,713,810
    725,000      NR/Aaa   Manatee County Housing Revenue, 7.25%,
                            5/1/28                                                 809,027
  2,500,000    BBB-/Baa3  Miami Beach Health Facilities Authority, 6.7%,
                            11/15/19                                             2,163,800
  1,000,000    BBB-/Baa3  Miami Beach Health Facilities Authority, 6.8%,
                            11/15/31                                               839,510
  2,000,000      AAA/NR   Seminole Tribe Convention-A, 10.0% , 10/1/33           2,008,220
  5,000,000     AAA/Aaa   Tampa Bay Water Utility System Revenue, 6.0%,
                            10/1/29                                              5,698,600
                                                                               -----------
                                                                               $20,232,967
                                                                               -----------
                          Iowa - 1.8%
  7,500,000      A/Aa3    Tobacco Settlement Authority of Iowa, 5.6%,
                            6/1/35                                             $ 6,542,100
                                                                               -----------
                                                                               $ 6,542,100
                                                                               -----------
                          Illinois - 8.6%
  5,000,000     AAA/Aaa   Chicago Board of Education, 5.75%, 12/1/27           $ 5,211,450
  3,830,000     AAA/Aaa   Chicago Illinois Board of Education School of
                            Reform Board, 5.25%, 12/1/17                         4,085,193
  2,790,000      NR/NR    Chicago Illinois O'Hare International Airport,
                            6.45%, 5/1/18                                        2,617,801
  1,700,000      NR/Aaa   Chicago Illinois Single Family Mortgage, 6.45%,
                            9/1/29                                               1,854,751
  1,980,000      NR/Aaa   Chicago Illinois Single Family Mortgage, 6.3%,
                            9/1/29                                               2,156,180
  1,145,000      A+/A1    Illinois Housing Development Authority Revenue
                            Multi-Family Housing, 7.0%, 7/1/23*                  1,443,479
  3,385,000     AAA/Aaa   Metropolitan Pier & Exposition Authority Dedicated
                            State Tax Revenue, 8.5%, 6/15/06                     4,096,290
  4,970,000     AAA/Aaa   Metropolitan Pier & Exposition Authority Dedicated
                            State Tax Revenue, 8.5%, 6/15/06                     5,923,842
  3,000,000     AAA/Aaa   University of Illinois Revenue, 5.75%, 1/15/16         3,237,660
                                                                               -----------
                                                                               $30,626,646
                                                                               -----------


   The accompanying notes are an integral part of these financial statements.
10

Pioneer Tax Free Income Fund

                S&P/
  Principal    Moody's
   Amount      Ratings                                                          Value
                        Indiana - 4.1%
 $  250,000    AAA/Aaa  Goshen Multi-School Building Corp., 5.6%,
                          1/15/16                                         $   263,302
    750,000    AAA/NR   Indiana Bond Bank, 6.75%, 2/1/17                      837,293
    795,000    NR/Aaa   Indiana State Housing Finance Authority, Single
                          Family Mortgage Revenue, 5.95%, 7/1/13              843,869
  1,000,000    AAA/Aaa  Indiana University Revenue, 5.8%, 11/15/10          1,127,050
  3,825,000     NR/NR   Indianapolis Indiana Airport Authority Revenue,
                          6.5%, 11/15/31                                    2,610,486
  3,400,000     AA/Aa   Indianapolis Local Public Improvement Board
                          Revenue, 6.0%, 1/10/20                            3,870,458
  1,400,000     A+/NR   Indianapolis Local Public Improvement Board
                          Board Revenue, 6.75%, 2/1/14                      1,673,448
  1,000,000     A+/A    Lawrence Township Metropolitan School District
                          Revenue, 6.75%, 7/5/13                            1,203,100
  2,000,000    NR/Aaa   Sarah Scott Middle School Revenue, 5.75%,
                          1/15/19                                           2,113,660
                                                                          -----------
                                                                          $14,542,666
                                                                          -----------
                        Kansas - 1.6%
  5,000,000    AA+/Aa2  Kansas State Department of Transportation
                          Highway Revenue, 5.75%, 9/1/12                  $ 5,575,200
                                                                          -----------
                                                                          $ 5,575,200
                                                                          -----------
                        Kentucky - 0.3%
  1,095,000    AAA/Aaa  Kenton County Water District #1, 5.8%, 2/1/15     $ 1,161,554
                                                                          -----------
                                                                          $ 1,161,554
                                                                          -----------
                        Lousiana - 2.9%
  3,000,000    AAA/Aaa  New Orleans Home Mortgage Authority Special
                          Obligation, 6.25%, 1/15/11                      $ 3,466,860
  7,500,000     A+/A1   Tobacco Settlement Financing Corp. Revenue,
                          5.875%, 5/15/39                                   6,827,025
                                                                          -----------
                                                                          $10,293,885
                                                                          -----------
                        Massachusetts - 9.9%
  1,000,000    AAA/Aaa  Massachusetts Health & Educational Facilities
                          Authority, 5.5%, 7/1/22                         $ 1,079,960
  1,000,000     NR/NR   Massachusetts Health & Education Facilities
                          Authority, 5.5%, 8/15/18                          1,100,440
  2,000,000   BBB/Baa2  Massachusetts Health & Educational Facilities
                          Authority, 5.75%, 7/1/28                          1,843,420


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/02 (unaudited)                          (continued)
--------------------------------------------------------------------------------

                 S&P/
  Principal     Moody's
    Amount      Ratings                                                           Value
                         Massachusetts - (continued)
 $5,290,000     AA-/A1   Massachusetts Health & Educational Facilities
                           Authority, 5.75%, 7/1/32                         $ 5,350,147
  1,000,000     AA-/A1   Massachusetts Health & Educational Facilities
                           Authority, 6.0%, 7/1/18                            1,072,290
  2,415,000     AAA/Aaa  Massachusetts Health & Education Facilities
                           Authority, 6.25%, 4/1/20                           2,846,078
  1,250,000     Aa1/AA   Massachusetts Health & Educational Facilities
                           Authority, 6.25%, 7/1/22                           1,253,838
  1,145,000     BBB+/NR  Massachusetts Health & Educational Facilities
                           Authority, 6.25%, 10/1/31                          1,149,637
  1,000,000    BBB/Baa2  Massachusetts Health & Educational Facilities
                           Authority, 6.5%, 7/1/21                            1,019,500
  2,000,000    BBB/Baa2  Massachusetts Health & Educational Facilities
                           Authority, 6.625%, 7/1/31                          2,028,380
  1,000,000    BBB/Baa2  Massachusetts Health & Educational Facilities
                           Authority, 6.75%, 7/1/16                           1,058,130
  1,740,000     BBB-/NR  Massachusetts State Development Finance
                           Agency, 5.25%, 10/1/18                             1,555,612
  4,000,000     AAA/Aaa  Massachusetts State Development Finance
                           Agency, 5.45%, 5/15/59                             4,031,840
  8,500,000     AAA/Aaa  Massachusetts State Water Resource Authority,
                           6.5%, 7/15/19                                     10,213,430
                                                                            -----------
                                                                            $35,602,702
                                                                            -----------
                         Michigan - 2.9%
  1,000,000     AAA/Aaa  Detroit Michigan Water Supply, Revenue, 5.75%,
                           7/1/11                                           $ 1,131,280
  2,000,000     AAA/Aaa  Michigan Municipal Bond Authority Department of
                           Treasury, 5.5%, 10/1/21                            2,088,820
  4,000,000    BBB/Baa3  Michigan State Hospital Finance Authority, 6.0%,
                           2/1/24                                             3,410,040
  4,000,000     BB/Ba2   Wayne Charter County SPL, 6.75%, 12/1/15             3,647,800
                                                                            -----------
                                                                            $10,277,940
                                                                            -----------
                         Minnesota - 0.3%
    935,000     AA+/Aa2  Minnesota State Housing Finance Agency, 6.55%,
                           7/11/11+                                         $   965,032
                                                                            -----------
                                                                            $   965,032
                                                                            -----------


   The accompanying notes are an integral part of these financial statements.
12

Pioneer Tax Free Income Fund

                 S&P/
  Principal    Moody's
    Amount     Ratings                                                           Value
                        Missouri - 0.7%
 $2,350,000     AAA/NR  Missouri Housing Development, Series B-2, 6.4%,
                          3/1/29+                                          $ 2,499,672
                                                                           -----------
                                                                           $ 2,499,672
                                                                           -----------
                        Mississippi - 1.9%
  6,000,000      A/A3   Lowndes County Mississippi Solid Waste Disposal
                          & Pollution Control Revenue, 6.8%, 4/1/22        $ 6,628,140
                                                                           -----------
                                                                           $ 6,628,140
                                                                           -----------
                        Montana - 2.2%
  8,000,000    AAA/Aaa  Montana State Health Facility Authority, 9.183%,
                          2/25/25                                          $ 8,031,840
                                                                           -----------
                                                                           $ 8,031,840
                                                                           -----------
                        North Carolina - 0.6%
  2,000,000     NR/NR   Charlotte North Carolina Special Facilities
                          Revenue, 5.6%, 7/1/27                            $   972,540
  2,000,000     NR/NR   Charlotte North Carolina Special Facilities
                          Revenue, 7.75%, 2/1/28                             1,045,020
                                                                           -----------
                                                                           $ 2,017,560
                                                                           -----------
                        North Dakota - 0.9%
  1,725,000     NR/Aa3  North Dakota State Housing Finance Agency
                          Revenue, 6.0%, 7/1/20                            $ 1,788,170
  1,450,000     NR/Aa3  North Dakota State Housing Finance Agency
                          Revenue, 5.8%, 7/1/18                              1,487,743
                                                                           -----------
                                                                           $ 3,275,913
                                                                           -----------
                        Nebraska - 3.2%
  1,325,000    AAA/Aaa  Municipal Energy Agency, 6.0%, 4/1/08              $ 1,491,022
  8,600,000    AAA/Aaa  Nebraska Investment Finance Authority Single
                          Family Mortgage Revenue, 10.301%, 3/1/26          10,094,250
                                                                           -----------
                                                                           $11,585,272
                                                                           -----------
                        New Hampshire - 1.0%
  1,750,000     A+/A2   New Hampshire Health & Education Facilities
                          Authority Revenue, 5.75%, 10/1/31                $ 1,742,457
  1,620,000     NR/Aa3  New Hampshire State Housing Finance Authority,
                          6.125%, 1/1/20                                     1,700,158
                                                                           -----------
                                                                           $ 3,442,615
                                                                           -----------
                        New Jersey - 0.7%
  2,000,000     NR/NR     Hudson County, 6.25%, 12/1/14                    $ 2,368,060
                                                                           -----------
                                                                           $ 2,368,060
                                                                           -----------


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/02 (unaudited)                          (continued)
--------------------------------------------------------------------------------

                 S&P/
  Principal    Moody's
   Amount      Ratings                                                              Value
                         New Mexico - 0.1%
 $  275,000     AA/Aa1   New Mexico Mortgage Finance Authority, 6.85%,
                           7/1/12                                              $  280,602
                                                                               ----------
                                                                               $  280,602
                                                                               ----------
                         Nevada - 0.8%
  3,355,000    BBB/Baa2  Henderson Neveda Healthcare Facility Revenue,
                           5.125%, 7/1/28                                      $2,835,076
     25,000     AA/Aa2   Nevada Housing Division Single Family Program
                           Revenue, 8.0%, 4/1/09                                   25,075
                                                                               ----------
                                                                               $2,860,151
                                                                               ----------
                         New York - 2.1%
  1,000,000    NR/Baa3   Albany Individual Development, 6.0%, 7/1/19           $1,026,890
  1,000,000    NR/Baa3   Albany Individual Development, 5.75%, 7/1/26             973,360
  4,000,000     NR/NR    New York City Transportation Finance Authority
                           Revenue, 5.5%, 11/1/26                               4,381,960
  1,000,000    NR/Baa2   Ostego County Industrial Development Agency Civic
                           Facility Revenue Hartwick College, 5.9%,
                           7/1/22                                                 999,990
                                                                               ----------
                                                                               $7,382,200
                                                                               ----------
                         Ohio - 2.4%
  2,755,000   BBB+/Baa1  Arkon Bath Copley Joint Township Hospital District,
                           5.375%, 11/15/24                                    $2,424,262
  2,870,000    AAA/Aaa   Cleveland Ohio General Obligation, 5.75%, 8/1/13       3,269,303
    500,000    AA-/Aa3   Ohio State Building Authority Revenue, 6.0%,
                           10/1/08                                                569,135
  1,000,000    AAA/Aaa   University of Cincinnati, 5.75%, 6/1/18                1,093,100
  1,000,000    AAA/Aaa   University of Cincinnati, 5.75%, 6/1/19                1,085,440
                                                                               ----------
                                                                               $8,441,240
                                                                               ----------
                         Oklahoma - 2.1%
  5,000,000     B-/B2    Oklahoma Development Finance Authority, 5.625%,
                           8/15/29                                             $3,700,500
  4,270,000    AAA/AAA   Tulsa Municipal Airport Revenue, 6.25%, 6/1/20         3,729,204
                                                                               ----------
                                                                               $7,429,704
                                                                               ----------
                         Oregon - 3.6%
  1,165,000     AAA/NR   Jackson County School District Np. 4, 5.5%,
                           6/15/17                                             $1,250,138
  3,900,000     NR/NR    Klamath Falls Electric Revenue, 5.75%, 1/1/13          3,907,761
  2,500,000    BBB-/NR   Klamath Falls Electric Revenue, 6.0%, 1/1/25           2,404,600


   The accompanying notes are an integral part of these financial statements.
14

Pioneer Tax Free Income Fund

                S&P/
  Principal    Moody's
   Amount      Ratings                                                           Value
                        Oregon - (continued)
 $  500,000    BBB/NR   Klamath Falls Inter, 6.125%, 9/1/22                $   503,570
  2,000,000    AAA/NR   Linn County Community School District No. 9
                          Lebanon, 0.0%, 6/15/30                             1,891,980
  1,000,000    NR/Aaa   Portland Urban Development, 5.75%, 6/15/08           1,089,180
  1,650,000    AAA/NR   Wasco County School District, 5.5%, 6/15/19          1,788,980
                                                                           -----------
                                                                           $12,836,209
                                                                           -----------
                        Pennsylvania - 1.2%
  1,445,000   BBB/Baa2  Delaware County Authority Hospital, 6.25%,
                          12/15/22                                         $ 1,448,006
    750,000   BBB/Baa2  Delaware County Authority Hospital, 6.25%,
                          12/15/31                                             745,972
  1,000,000     A-/NR   Sayre Health Care Facilities Authority, 5.75%,
                          12/1/21                                            1,009,470
  1,000,000     A-/NR   Sayre Health Care Facilities Authority, 5.875%,
                          12/1/31                                            1,007,000
                                                                           -----------
                                                                           $ 4,210,448
                                                                           -----------
                        Puerto Rico - 1.3%
  3,305,000    AAA/Aaa  Puerto Rico Electric Power, 0.0%, 7/1/17           $ 1,655,441
  2,650,000    AAA/Aaa  Puerto Rico Municipal Financial Agency, 5.875%,
                          8/1/14                                             2,956,685
                                                                           -----------
                                                                           $ 4,612,126
                                                                           -----------
                        Rhode Island - 2.2%
    635,000    AA+/Aa2  Rhode Island Housing & Mortgage Finance, 6.75%,
                          10/1/17                                          $   664,293
  2,500,000     A/A1    Tobacco Settlement Financing Corp., 6.0%,
                          6/1/23                                             2,458,925
  5,000,000     A/A1    Tobacco Settlement Financing Corp., 6.125%,
                          6/1/32                                             4,785,450
                                                                           -----------
                                                                           $ 7,908,668
                                                                           -----------
                        South Carolina - 2.7%
  1,250,000    AAA/Aaa  South Carolina Grand Strand Water & Sewer
                          Authority, 6.375%, 6/1/12                        $ 1,479,913
    525,000    NR/Aa2   South Carolina State Housing & Finance Authority
                          Revenue, 6.2%, 7/1/09                                550,977
  7,500,000     A+/A1   Tobacco Settlement Revenue Management,
                          6.375%, 5/15/28                                    7,510,200
                                                                           -----------
                                                                           $ 9,541,090
                                                                           -----------


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/02 (unaudited)                          (continued)
--------------------------------------------------------------------------------

                 S&P/
  Principal    Moody's
    Amount     Ratings                                                           Value
                        South Dakota - 0.8%
 $1,235,000     NR/A1   South Dakota Conservancy District Revenue,
                          5.625%, 8/1/17                                   $ 1,290,686
  1,255,000    AAA/Aaa  South Dakota State Lease, Revenue, 8.0%,
                          9/1/05                                             1,452,273
                                                                           -----------
                                                                           $ 2,742,959
                                                                           -----------
                        Tennessee - 0.7%
  1,000,000    NR/Baa2  Knox County Health Facility, 6.375%, 4/15/22       $ 1,001,810
  1,500,000    NR/Baa2  Knox County Health Facility, 6.5%, 4/15/31           1,505,580
                                                                           -----------
                                                                           $ 2,507,390
                                                                           -----------
                        Texas - 6.6%
    750,000    AAA/Aaa  Carroll Independent School District, 6.75%,
                          8/15/21                                          $   915,645
    850,000    AAA/Aaa  Carroll Independent School District, 6.75%,
                          8/15/22                                            1,037,349
  2,000,000     BB+/NR  Georgetown Health Facilities Development Corp.,
                          6.25%, 8/15/29                                     1,880,840
  1,000,000     A-/A3   Harris County Health Facilties Development
                          Authority, 6.375%, 6/1/29                          1,045,180
  2,310,000    AAA/Aaa  Texas Clear Creek Independent School District
                          General Obligation, 0.0%, 2/1/10                   1,667,450
  2,050,000     NR/Aaa  Texas Keller Independent School District General
                          Obligation, 0.0%, 8/15/10                          1,445,927
  3,000,000    AAA/Aaa  Texas Public Finance Authority Building Revenue,
                          0.0%, 2/1/07                                       2,555,880
  5,500,000    AAA/Aaa  Texas Public Finance Authority Building Revenue,
                          0.0%, 2/1/08                                       4,441,360
  2,750,000    AAA/Aaa  Texas Public Finance Authority Building Revenue,
                          0.0%, 2/1/10                                       1,985,060
  4,500,000    NR/Baa2  Tomball Hospital Authority, 6.125%, 7/1/23           4,509,720
    250,000    AAA/Aaa  University of Texas Permanent University Fund,
                          8.0%, 7/1/04                                         279,277
  2,000,000    AAA/Aaa  Weslaco Health Facilities D, 6.25%, 6/1/32           1,997,180
                                                                           -----------
                                                                           $23,760,868
                                                                           -----------
                        Utah - 0.9%
  2,980,000     AA/NR   Weber County Municipal Building Authority
                          Revenue, 5.75%, 12/15/19                         $ 3,084,002
                                                                           -----------
                                                                           $ 3,084,002
                                                                           -----------


   The accompanying notes are an integral part of these financial statements.
16

Pioneer Tax Free Income Fund

                 S&P/
  Principal    Moody's
    Amount     Ratings                                                             Value
                        Washington - 8.1%
 $ 3,825,000   AAA/Aaa  Central Puget Sound Regulation Transportation
                          Authority, 5.25%, 2/1/16                          $  4,098,028
   1,500,000   AAA/Aaa  Clark County School District No. 037 Vancouver,
                          5.5%, 12/1/15                                        1,612,620
   2,820,000   AAA/Aaa  Clark County Public Utility District #1 Water
                          Revenue, 5.5%, 1/1/15                                2,937,397
     165,000   AA+/Aa1  King County General Obligation, 6.625%, 12/1/15          196,060
   1,000,000   AAA/Aaa  King & Snohomish Counties School District No.
                          417 Northshore, 5.75%, 12/1/14                       1,102,390
   2,500,000    NR/Aaa  Snohomish County Public Utility District Revenue,
                          6.8%, 1/1/20                                         3,028,450
   2,250,000   AAA/Aaa  Snohmish County Public Utlility District Revenue,
                          5.7%, 12/1/11+                                       2,534,625
  10,750,000   AAA/Aaa  Washington State Public Power Supply System
                          Nuclear Project No. 3 Revenue, 7.125%,
                          7/1/16                                              13,498,345
                                                                            ------------
                                                                            $ 29,007,915
                                                                            ------------
                        Wisconsin - 3.2%
   1,430,000   AAA/Aaa  Adams-Friendship School District, 6.5%, 4/1/16      $  1,714,341
   6,500,000     A/A1   Badger Tobacco Asset Securitization Corp.,
                          6.375%, 6/1/32                                       6,367,855
   3,850,000   BBB+/NR  Wisconsin State Health & Educational Facilities
                          Authority, 5.6%, 2/15/29                             3,536,341
                                                                            ------------
                                                                            $ 11,618,537
                                                                            ------------
                        TOTAL TAX EXEMPT OBLIGATIONS
                        (Cost $336,313,549)                                 $344,879,999
                                                                            ============
                        TAX-EXEMPT MONEY MARKET MUTUAL
                        FUND - 3.7%
  13,079,100            Provident Institutional Municipal Fund              $ 13,079,100
                                                                            ============
                        TOTAL TAX-EXEMPT MONEY MARKET
                        MUTUAL FUND
                        (Cost $13,079,100)                                  $ 13,079,100
                                                                            ============
                        TOTAL INVESTMENT IN SECURTIES - 100%
                        (Cost $347,392,649)(a)(b)(c)                        $357,959,099
                                                                            ============

 * Prerefunded bonds have been collaterized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
NR Not rated.
 + Escrowed to Maturity in U.S. government Securities.


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/02 (unaudited)                          (continued)
--------------------------------------------------------------------------------

(a) The concentration of investments by type of obligation/market sector is as follows:
    Insured                                                                32.4%
    Escrowed in U.S. Government Securities                                  8.3
    General Obligation                                                      4.2
    Revenue Bonds:
       Education Revenue                                                    9.1
       Water & Sewer Revenue                                                3.0
       Hospital Revenue                                                    16.2
       Housing Revenue                                                      6.6
       Pollution Control Revenue                                            0.9
       Power Revenue                                                        1.5
       Transportation Revenue                                               0.3
       Revenue                                                             16.7
       Other                                                                0.8
                                                                    -----------
                                                                          100.0%
(b) At June 30, 2002, the net unrealized gain on investments based on cost for federal income tax purposes of $347,403,615 was as follows:

    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                       $13,943,117

    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                        (3,387,633)
                                                                    -----------

    Net unrealized gain                                             $10,555,484
                                                                    -----------

(c) The Fund elected to defer approximately $504,743 of capital losses recognized between November 1, 2001 and December 31, 2001 to its fiscal year ending December 31, 2002.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2002 aggregated $196,607,369 and $215,414,639, respectively.


   The accompanying notes are an integral part of these financial statements.
18

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
BALANCE SHEET 6/30/02 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including temporary cash
     investment of $13,079,100) (cost $347,392,649)               $357,959,099
  Receivables -
     Investment securities sold                                      7,995,676
     Fund shares sold                                                  490,439
     Interest                                                        4,933,450
  Other                                                                    803
                                                                  ------------
       Total assets                                               $371,379,467
                                                                  ------------
LIABILITIES:
  Payables -
     Investment securities purchased                              $  9,179,636
     Fund shares repurchased                                           199,015
     Dividends                                                         441,159
  Due to bank                                                        4,462,988
  Due to affiliates                                                    276,038
  Accrued expenses                                                      79,502
  Other                                                                  8,093
                                                                  ------------
       Total liabilities                                          $ 14,646,431
                                                                  ------------
NET ASSETS:
  Paid-in capital                                                 $344,408,178
  Accumulated undistributed net investment income                      344,436
  Accumulated net realized gain on investments                       1,413,972
  Net unrealized gain on investments                                10,566,450
                                                                  ------------
       Total net assets                                           $356,733,036
                                                                  ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $335,853,042/28,892,634 shares)               $      11.62
                                                                  ============
  Class B (based on $15,271,014/1,324,331shares)                  $      11.53
                                                                  ============
  Class C (based on $5,608,980/489,314 shares)                    $      11.46
                                                                  ============
MAXIMUM OFFERING PRICE:
  CLASS A                                                         $      12.17
                                                                  ============
  CLASS C                                                         $      11.56
                                                                  ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/02

INVESTMENT INCOME:
  Interest                                                                   $10,074,144
                                                                             -----------
EXPENSES:
  Management fees                                             $859,253
  Transfer agent fees
     Class A                                                   185,193
     Class B                                                     9,644
     Class C                                                     4,525
  Distribution fees
     Class A                                                   415,467
     Class B                                                    71,424
     Class C                                                    21,883
  Administrative fees                                           41,018
  Custodian fees                                                23,163
  Registration fees                                             44,054
  Professional fees                                             23,728
  Printing                                                      27,430
  Fees and expenses of nonaffiliated trustees                    4,834
  Miscellaneous                                                  6,464
                                                              --------
     Total expenses                                                          $ 1,738,080
     Less fees paid indirectly                                                    (6,578)
                                                                             -----------
     Net expenses                                                            $ 1,731,502
                                                                             -----------
       Net investment income                                                 $ 8,342,642
                                                                             -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                           $ 1,929,681
  Change in net unrealized gain on investments                                 2,535,963
                                                                             -----------
  Net gain on investments                                                    $ 4,465,644
                                                                             -----------
     Net increase in net assets resulting from operations                    $12,808,286
                                                                             ===========


   The accompanying notes are an integral part of these financial statements.
20

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/02 and the Year Ended 12/31/01

                                                         Six Months
                                                            Ended
                                                           6/30/02          Year Ended
                                                         (unaudited)         12/31/01
FROM OPERATIONS:
Net investment income                                   $  8,342,642       $ 15,764,869
Net realized gain on investments                           1,929,681          8,934,432
Change in net unrealized gain (loss) on investments        2,535,963        (10,551,271)
                                                        ------------       ------------
  Net increase in net assets resulting from
     operations                                         $ 12,808,286       $ 14,148,030
                                                        ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
  Class A ($0.27 and $0.53 per share, respectively)     $ (7,686,325)      $(15,165,930)
  Class B ($0.22 and $0.44 per share, respectively)         (280,697)          (454,803)
  Class C ($0.23 and $0.44 per share, respectively)          (86,388)           (87,748)
Net realized gain
  Class A ($0.00 and $0.18 per share, respectively)                -         (5,188,721)
  Class B ($0.00 and $0.18 per share, respectively)                -           (212,967)
  Class C ($0.00 and $0.18 per share, respectively)                -            (52,503)
                                                        ------------       ------------
     Total distributions to shareowners                 $ (8,053,410)      $(21,162,672)
                                                        ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 57,505,541       $ 71,156,607
Reinvestment of distributions                              5,459,373         14,898,321
Cost of shares repurchased                               (62,093,287)       (81,747,797)
                                                        ------------       ------------
  Net increase in net assets resulting from fund
     share transactions                                 $    871,627       $  4,307,131
                                                        ------------       ------------
  Net increase (decrease) in net assets                 $  5,626,503       $ (2,707,511)
NET ASSETS:
Beginning of period                                      351,106,533        353,814,044
                                                        ------------       ------------
End of period (including accumulated undistributed
  net investment income of $344,436 and
  $55,204, respectively)                                $356,733,036       $351,106,533
                                                        ============       ============

                                     '02 Shares     '02 Amount
CLASS A                              (unaudited)    (unaudited)     '01 Shares     '01 Amount
Shares sold                           4,295,194     $49,554,688      5,299,353     $62,464,488
Reinvestment of distributions           457,670       5,294,009      1,231,500      14,480,101
Less shares repurchased              (4,970,582)    (57,370,353)    (6,588,915)    (77,670,686)
                                     ----------     -----------     ----------     -----------
  Net decrease                         (217,718)    $(2,521,656)       (58,062)    $  (726,097)
                                     ==========     ===========     ==========     ===========
CLASS B
Shares sold                             238,509     $ 2,729,164        531,635     $ 6,242,669
Reinvestment of distributions            11,258         129,305         29,236         341,306
Less shares repurchased                (131,464)     (1,510,084)      (313,961)     (3,666,923)
                                     ----------     -----------     ----------     -----------
  Net increase                          118,303     $ 1,348,385        246,910     $ 2,917,052
                                     ==========     ===========     ==========     ===========
CLASS C
Shares sold                             458,144     $ 5,221,689        209,446     $ 2,449,450
Reinvestment of distributions             3,160          36,059          6,636          76,914
Less shares repurchased                (281,798)     (3,212,850)       (35,376)       (410,188)
                                     ----------     -----------     ----------     -----------
  Net increase                          179,506     $ 2,044,898        180,706     $ 2,116,176
                                     ==========     ===========     ==========     ===========


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 6/30/02
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended
                                                             6/30/02       Year Ended    Year Ended
                                                           (unaudited)      12/31/01      12/31/00
CLASS A
Net asset value, beginning of period                         $ 11.47        $  11.70      $  10.98
                                                             -------        --------      --------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.27        $   0.53      $   0.52
 Net realized and unrealized gain (loss) on investments         0.15           (0.05)         0.72
                                                             -------        --------      --------
   Net increase (decrease) from investment operations        $  0.42        $   0.48      $   1.24
Distributions to shareowners:
 Net investment income                                         (0.27)          (0.53)        (0.52)
 In excess of net investment income                                -               -         (0.00)(a)
 Net realized gain                                                 -           (0.18)            -
                                                             -------        --------      --------
Net increase (decrease) in net asset value                   $  0.15        $  (0.23)     $   0.72
                                                             -------        --------      --------
Net asset value, end of period                               $ 11.62        $  11.47      $  11.70
                                                             =======        ========      ========
Total return*                                                   3.65%           4.13%        11.63%
Ratio of net expenses to average net assets+                    0.95%**         0.92%         0.95%
Ratio of net investment income to average net assets+           4.80%**         4.49%         4.62%
Portfolio turnover rate                                          113%**           92%           14%
Net assets, end of period (in thousands)                     $335,853       $333,867      $341,179
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                   0.95%**         0.91%         0.91%
 Net investment income                                          4.80%**         4.50%         4.66%

                                                             Year Ended   Year Ended  Year Ended
                                                              12/31/99     12/31/98    12/31/97
CLASS A
Net asset value, beginning of period                          $ 12.02      $  12.17    $  11.96
                                                              -------      --------    --------
Increase (decrease) from investment operations:
 Net investment income                                        $  0.51      $   0.55    $   0.59
 Net realized and unrealized gain (loss) on investments         (1.02)         0.19        0.45
                                                              -------      --------    --------
   Net increase (decrease) from investment operations         $ (0.51)     $   0.74    $   1.04
Distributions to shareowners:
 Net investment income                                          (0.51)        (0.55)      (0.59)
 In excess of net investment income                                 -             -           -
 Net realized gain                                              (0.02)        (0.34)      (0.24)
                                                              -------      --------    --------
Net increase (decrease) in net asset value                    $ (1.04)     $  (0.15)   $   0.21
                                                              -------      --------    --------
Net asset value, end of period                                $ 10.98      $  12.02    $  12.17
                                                              =======      ========    ========
Total return*                                                   (4.29)%        6.20%       8.94%
Ratio of net expenses to average net assets+                     0.93%         0.93%       0.93%
Ratio of net investment income to average net assets+            4.43%         4.48%       4.87%
Portfolio turnover rate                                            24%           52%         22%
Net assets, end of period (in thousands)                      $368,559     $393,390    $413,856
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                    0.92%         0.92%       0.91%
 Net investment income                                           4.44%         4.49%       4.89%

(a) Amount rounds to less than one cent per share
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios assuming no reduction for fees paid indirectly.
**  Annualized.


   The accompanying notes are an integral part of these financial statements.
22

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 6/30/02
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended
                                                             6/30/02      Year Ended   Year Ended
                                                           (unaudited)     12/31/01     12/31/00
CLASS B
Net asset value, beginning of period                         $ 11.39       $ 11.62      $ 10.90
                                                             -------       -------      -------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.23       $  0.44      $  0.43
 Net realized and unrealized gain (loss) on investments         0.13         (0.05)        0.72
                                                             -------       -------      -------
   Net increase from investment operations                   $  0.36       $  0.39      $  1.15
Distributions to shareowners:
 Net investment income                                         (0.22)        (0.44)       (0.43)
 Net realized gain                                                 -         (0.18)           -
                                                             -------       -------      -------
Net increase (decrease) in net asset value                   $  0.14       $ (0.23)     $  0.72
                                                             -------       -------      -------
Net asset value, end of period                               $ 11.53       $ 11.39      $ 11.62
                                                             =======       =======      =======
Total return*                                                   3.22%         3.38%       10.78%
Ratio of net expenses to average net assets+                    1.72%**       1.67%        1.71%
Ratio of net investment income to average net assets+           4.02%**       3.73%        3.87%
Portfolio turnover rate                                          113%**         92%          14%
Net assets, end of period (in thousands)                     $15,271       $13,735      $11,145
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                   1.72%**       1.66%        1.70%
 Net investment income                                          4.02%**       3.74%        3.88%

                                                           Year Ended   Year Ended   Year Ended
                                                            12/31/99     12/31/98     12/31/97
CLASS B
Net asset value, beginning of period                        $ 11.93      $ 12.09      $ 11.88
                                                            -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.42      $  0.46      $  0.50
 Net realized and unrealized gain (loss) on investments       (1.01)        0.18         0.44
                                                            -------      -------      -------
   Net increase from investment operations                  $ (0.59)     $  0.64      $  0.94
Distributions to shareowners:
 Net investment income                                        (0.42)       (0.46)       (0.49)
 Net realized gain                                            (0.02)       (0.34)       (0.24)
                                                            -------      -------      -------
Net increase (decrease) in net asset value                  $ (1.03)     $ (0.16)     $  0.21
                                                            -------      -------      -------
Net asset value, end of period                              $ 10.90      $ 11.93      $ 12.09
                                                            =======      =======      =======
Total return*                                                 (5.01)%       5.43%        8.16%
Ratio of net expenses to average net assets+                   1.70%        1.64%        1.68%
Ratio of net investment income to average net assets+          3.66%        3.73%        4.12%
Portfolio turnover rate                                          24%          52%          22%
Net assets, end of period (in thousands)                    $12,520      $10,790      $ 5,588
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                  1.69%        1.63%        1.66%
 Net investment income                                         3.67%        3.74%        4.14%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios assuming no reduction for fees paid indirectly.
**  Annualized.


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 6/30/02
--------------------------------------------------------------------------------

                                                           Six Months
                                                             Ended
                                                            6/30/02      Year Ended   Year Ended
                                                          (unaudited)     12/31/01     12/31/00
CLASS C
Net asset value, beginning of period                        $  11.31      $ 11.54      $ 10.91
                                                            --------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.24      $  0.49      $  0.43
 Net realized and unrealized gain (loss) on investments         0.14        (0.05)        0.70
                                                            --------      -------      -------
   Net increase (decrease) from investment operations       $   0.38      $  0.44      $  1.13
Distributions to shareowners:
 Net investment income                                         (0.23)       (0.49)       (0.43)
 In excess of net investment income                                -            -        (0.07)
 Net realized gain                                                 -        (0.18)           -
                                                            --------      -------      -------
Net increase (decrease) in net asset value                  $   0.15      $ (0.23)     $  0.63
                                                            --------      -------      -------
Net asset value, end of period                              $  11.46      $ 11.31      $ 11.54
                                                            ========      =======      =======
Total return*                                                   3.36%        3.39%       10.59%
Ratio of net expenses to average net assets+                    1.79%**      1.62%        1.80%
Ratio of net investment income to average net assets+           3.92%**      3.75%        3.80%
Portfolio turnover rate                                          113%**        92%          14%
Net assets, end of period (in thousands)                    $  5,609      $ 3,505      $ 1,490
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                   1.79%**      1.61%        1.77%
 Net investment income                                          3.92%**      3.76%        3.83%

                                                           Year Ended   Year Ended   Year Ended
                                                            12/31/99     12/31/98     12/31/97
CLASS C
Net asset value, beginning of period                        $ 11.94      $ 12.11      $ 11.88
                                                            -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.43      $  0.46      $  0.49
 Net realized and unrealized gain (loss) on investments       (1.01)        0.17         0.47
                                                            -------      -------      -------
   Net increase (decrease) from investment operations       $ (0.58)     $  0.63      $  0.96
Distributions to shareowners:
 Net investment income                                        (0.43)       (0.46)       (0.49)
 In excess of net investment income                               -            -            -
 Net realized gain                                            (0.02)       (0.34)       (0.24)
                                                            -------      -------      -------
Net increase (decrease) in net asset value                  $ (1.03)     $ (0.17)     $  0.23
                                                            -------      -------      -------
Net asset value, end of period                              $ 10.91      $ 11.94      $ 12.11
                                                            =======      =======      =======
Total return*                                                 (4.93)%       5.33%        8.32%
Ratio of net expenses to average net assets+                   1.69%        1.63%        1.70%
Ratio of net investment income to average net assets+          3.62%        3.72%        4.04%
Portfolio turnover rate                                          24%          52%          22%
Net assets, end of period (in thousands)                    $ 2,505      $ 3,262      $ 1,643
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                  1.65%        1.60%        1.67%
 Net investment income                                         3.66%        3.75%        4.07%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios assuming no reduction for fees paid indirectly.
**  Annualized.


   The accompanying notes are an integral part of these financial statements.
24

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/02 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Tax Free Income Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of income exempt from federal income tax, consistent with preservation of capital.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments in the Fund and has equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Original issue discount and market premium are accreted or amortized daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. This is consistent with the provision of the AICPA Audit & Accounting Guide for Investment Companies,

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/02 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   effective January 1, 2001. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $24,963 in underwriting commissions on the sale of Fund shares during the six months ended June 30, 2002.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
   3). Income,

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.48% of the next $50 million; and 0.45% of the excess over $300 million.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2002, $154,455 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $32,918 in transfer agent fees payable to PIMSS at June 30, 2002.

4. Distribution Plans

The Fund adopted a Plan of Distribution for Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activi-

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/02 (unaudited)                    (continued)
--------------------------------------------------------------------------------

ties primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $88,665 in distribution fees payable to PFD at June 30, 2002.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2002, CDSCs in the amount of $31,530 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended June 30, 2002, the Fund's expenses were reduced by $6,578 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2002, the Fund had no borrowings under this agreement.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                             Officers
John F. Cogan, Jr., Chairman         John F. Cogan, Jr., President
Mary K. Bush                         Daniel T. Geraci, Executive
Richard H. Egdahl, M.D.                Vice President
Daniel T. Geraci                     Vincent Nave, Treasurer
Margaret B.W. Graham                 Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321


Retirement plans information                                      1-800-622-0176


Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus.

[PIONEER LOGO]
Pioneer Investment Management, Inc.                                12103-00-0802
60 State Street                              (C) Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109                  Underwriter of Pioneer mutual funds
www.pioneerfunds.com                   [RECYCLED LOGO] Printed on Recycled Paper